UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one):        [ ] is a restatement
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     White River Investment Partners, LLC
Address:  2288 Union Street
          San Francisco, CA  94123

Form 13F File Number:  028-12790

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Allen Benello
Title:    Managing Partner
Phone:    415/440-1659

Signature, Place and Date of Signing:


     /s/ Allen Benello            San Francisco, CA       August 2, 2010
---------------------------   ------------------------   ----------------
        [Signature]                 [City, State]             [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        16

Form 13F Information Table Value Total:   $52,144 [thousands]



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE




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
WHITE RIVER INVESTMENT PARTNERS, LLC
FORM 13F INFORMATION TABLE - SECOND QUARTER 2010

			         TITLE                           SHARES
			          OF                   VALUE    PRINCIPAL  SH/  PUT/  INVSMT OTH     VOTING AUTHORITY
NAME OF ISSUER			 CLASS      CUSIP     (x$1000)   AMOUNT    PRN  CALL  DSCRTN MGRS   SOLE  SHARED  NONE
======================================================================================================================

ABBOTT LABORATORIES             EQUITY    002824100   $  2,222    47,500   SH          SOLE        47,500
ACERGY SA-SPONS ADR             EQUITY    00443E104   $    329    22,280   SH          SOLE        22,280
ANHEUSER BUSCH INBEV SPN ADR    EQUITY    03524A108   $  9,962   207,500   SH          SOLE       207,500
CALPINE CORP                    EQUITY    131347304   $  2,417   190,000   SH          SOLE       190,000
DUPONT FABROS TECHNOLOGY        EQUITY    26613Q106   $ 11,359   462,500   SH          SOLE       462,500
GLAXOSMITHKLINE PLC-SPON ADR    EQUITY    37733W105   $    425    12,500   SH          SOLE        12,500
JOHNSON & JOHNSON               EQUITY    478160104   $  1,772    30,000   SH          SOLE        30,000
RESOLUTE ENERGY CORP            EQUITY    76116A108   $  4,474   365,482   SH          SOLE       365,482
REPUBLIC SVCS INC               EQUITY    760759100   $ 11,000   370,000   SH          SOLE       370,000
SANOFI-AVENTIS ADR              EQUITY    80105N105   $    601    20,000   SH          SOLE        20,000
SOUTHWEST WTR CO                EQUITY    845331107   $  1,185   113,099   SH          SOLE       113,099
TOTAL SA-SPON ADR               EQUITY    89151E109   $  3,571    80,000   SH          SOLE        80,000
BP PLC-SPON ADR                 EQUITY    055622904   $    114    12,500   SH  CALL    SOLE        12,500
GOLDMAN SACHS                   EQUITY    38141G904   $    927    42,500   SH  CALL    SOLE        42,500
SPX                             EQUITY    784635954   $  1,579    19,000   SH  CALL    SOLE        19,000
PROSHARES ULTRA                 EQUITY    74347R907   $    207    27,400   SH  CALL    SOLE        27,400